Related Party Transactions and Direction and Coordination Activity - Summary of Employee Benefits Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Line Items]
Total employee benefits expenses	€ 3,626	€ 3,106	€ 3,589
Employee costs [member]
Disclosure of transactions between related parties [Line Items]
Total employee benefits expenses	€ 74	83	86
Type of contract	Contributions to pension funds
Fontedir [member] | Employee costs [member]
Disclosure of transactions between related parties [Line Items]
Total employee benefits expenses	€ 10	11	11
Telemaco [member] | Employee costs [member]
Disclosure of transactions between related parties [Line Items]
Total employee benefits expenses	67	69	70
Other pension funds [member] | Employee costs [member]
Disclosure of transactions between related parties [Line Items]
Total employee benefits expenses	(3)	3	€ 5
Consolidated statement of financial position [Member]
Disclosure of transactions between related parties [Line Items]
Total trade and miscellaneous payables and other current liabilities	€ 24	26
Type of contract	Payables for contributions to pension funds
Consolidated statement of financial position [Member] | Fontedir [member]
Disclosure of transactions between related parties [Line Items]
Total trade and miscellaneous payables and other current liabilities	€ 3	4
Consolidated statement of financial position [Member] | Telemaco [member]
Disclosure of transactions between related parties [Line Items]
Total trade and miscellaneous payables and other current liabilities	€ 21	21
Consolidated statement of financial position [Member] | Other pension funds [member]
Disclosure of transactions between related parties [Line Items]
Total trade and miscellaneous payables and other current liabilities		€ 1